Related Party Transactions (Details Narrative) (USD $)	9 Months Ended	12 Months Ended
	Dec. 31, 2013	Mar. 31, 2013	Mar. 31, 2012
Officers and Stockholders
Related Party Transactions [Line Items]
Proceeds from related parties	$ 3,426	$ 107,300	$ 48,777
Notes Payable - Related Party
Related Party Transactions [Line Items]
Proceeds from related parties	$ 811,051	$ 727,364	$ 555,314